Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	JNL SERIES TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000933691
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 19, 2025
Document Effective Date	dei_DocumentEffectiveDate	May 01, 2025
Prospectus Date	rr_ProspectusDate	Apr. 28, 2025
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Supplement Dated May 19, 2025 To The Prospectus Dated April 28, 2025 JNL® Series Trust Please note that the changes below may impact your variable annuity and/or variable life product(s).
JNL/MELLON BOND INDEX FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Effective May 1, 2025, in the section, “Summary Overview Of Each Fund,” for the JNL/Mellon Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund (“Fund” or “Feeder Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments through exclusive investment in shares of the JNL Bond Index Fund (“Master Fund”).
JNL Bond Index Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Effective May 1, 2025, in the section, “Summary Overview Of Each Fund,” for the JNL Bond Index Fund, please delete the “Investment Objective” in the entirety and replace with the following:
Objective [Heading]	rr_ObjectiveHeading	Investment Objective.
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund (“Fund” or “Master Fund”) is to track the performance of the Bloomberg® U.S. Aggregate Index to provide a moderate rate of income by investing in domestic fixed-income investments.